Summary of Significant Accounting Policies - Summarizes Change in Capitalized Dry-Docking Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	$ 929,237
Gain on sale and write-down of assets (note 15)	38,080	$ 10,360	$ 8,888
Balance at the end of the year	1,132,109	929,237
Dry-Docking Activity
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	40,573	51,474	62,914
Costs incurred for dry docking	28,165	15,483	15,792
Dry-dock amortization	(23,182)	(25,245)	(26,666)
Gain on sale and write-down of assets (note 15)	(901)	(1,139)	(566)
Balance at the end of the year	$ 44,655	$ 40,573	$ 51,474